Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total [member]
Balance at Dec. 31, 2022	$ 82	$ 284,406	$ (113,790)	$ 170,698
Net income for the period	0	0	1,425	1,425
Other comprehensive income	0	0	0	0
Total comprehensive income for the period	0	0	1,425	1,425
Balance at Jun. 30, 2023	82	284,406	(112,365)	172,123
Balance at Dec. 31, 2023	82	284,406	(108,518)	175,970
Net income for the period	0	0	2,980	2,980
Other comprehensive income	0	0	0	0
Total comprehensive income for the period	0	0	2,980	2,980
Balance at Jun. 30, 2024	$ 82	$ 284,406	$ (105,538)	$ 178,950